Cover	Aug. 07, 2026
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001692819
Document Type	8-K
Document Period End Date	Aug. 07, 2026
Entity Registrant Name	VISTRA CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38086
Entity Tax Identification Number	36-4833255
Entity Address, Address Line One	6555 Sierra Drive,
Entity Address, City or Town	Irving,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(214)
Local Phone Number	812-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	VST
Security Exchange Name	NYSE
NYSE TEXAS, INC.
Document Information [Line Items]
Security Exchange Name	NYSETX